Loans and Leases (Details 1)	Dec. 31, 2017 USD ($)
Loans and notes [Member]
Maturities of long-term obligations [Abstract]
2018	$ 658,041
2019	1,009,136
2020	349,620
2021	351,253
2022	355,518
After 2022	720,802
Capital leases [Member]
Maturities of long-term obligations [Abstract]
2018	208,438
2019	187,201
2020	187,467
2021	187,733
2022
After 2022
Total [Member]
Maturities of long-term obligations [Abstract]
2018	866,479
2019	1,196,337
2020	537,087
2021	538,986
2022	355,518
After 2022	$ 720,802